VARIABLE INTEREST ENTITY (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 07, 2022
Net loss attributable to the non- controlling interest		$ 366,570
Disposition of iASPEC	$ 1,138,915
Shenzhen Taoping Education Technology Co Ltd [Member]
Ownership interest, rate		51.00%
Wuhu Taoping Education Technology Co Ltd [Member]
Ownership interest, rate		51.00%
Unrelated Third Party [Member]
Ownership interest, rate			100.00%